Income Tax - Income Tax Benefit Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax
Remeasurement on defined benefit plan	$ (243)	$ (344)	$ (347)
Change in tax rate	(207)	0	0
Unrealized gain or loss on available-for-sale financial assets	0	(3)	(2)
Total income tax benefit recognized in other comprehensive income	$ (450)	$ (347)	$ (349)